FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         12/31/02
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):      [  ]   is a restatement.
                                       [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SC VII Management-A, LLC
Addess:           3000 Sand Hill Road
                  Bldg 4, Suite 280
                  Menlo Park, CA  94025

Form 13F File Number:      28-06129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Moritz
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:

Michael Moritz    Menlo Park, California    2/7/03


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                  7

Form 13F Information Table Value Total:          $ 199,784
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                                                        VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER          VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS     SOLE     SHARED    NONE
--------------------------- -------------- --------- ----------- --------   ---  ----  ------- --------   --------   ------    ----
LANDACORP                   COMMON         514756105       850   2,427,500   SH         SOLE              2,427,500
MEDTRONIC                   COMMON         585055106       703      15,418   SH         SOLE                 15,418
NETSCREEN TECHNOLOGIES      COMMON         64117V107   163,889   9,732,150   SH         SOLE              9,732,150
PIXELWORKS                  COMMON         72581M107    13,622   2,348,640   SH         SOLE              2,348,640
PLUMTREE SOFTWARE           COMMON         72940Q104    17,799   6,592,306   SH         SOLE              6,592,306
REDBACK NETWORKS            COMMON         757209101     2,673   3,182,314   SH         SOLE              3,182,314
TERRA LYCOS                   ADR          88100W103       248      60,310   SH         SOLE                 60,310

